Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property Plant and Equipment [Line Items]
Depreciation expense	$ 4,036	$ 3,938	$ 11,618	$ 11,058	$ 15,134	$ 16,257
Medical Expenses
Property Plant and Equipment [Line Items]
Depreciation expense	$ 53	$ 87	$ 159	$ 280	$ 366	$ 1,661